Note 19 - Fair Value Measurements and Fair Values of Financial Instruments - Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investment in interest-earning time deposits		$ 10,536
Reported Value Measurement [Member]
Investment in interest-earning time deposits	$ 9,463	10,172
Loans held for sale	53,191	8,928
Loans receivable, net	359,122	246,692
Deposits	354,845	227,458
FHLB long-term borrowings	28,193	26,271
FRB long-term borrowings	48,134
Subordinated debt	7,899	7,865
Estimate of Fair Value Measurement [Member]
Investment in interest-earning time deposits	10,536
Loans held for sale	62,396	9,205
Loans receivable, net	363,527	250,550
Deposits	358,112	230,521
FHLB long-term borrowings	28,284	26,292
FRB long-term borrowings	48,126
Subordinated debt	8,283	8,146
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Investment in interest-earning time deposits
Loans held for sale
Loans receivable, net
Deposits	55,417	43,006
FHLB long-term borrowings
FRB long-term borrowings
Subordinated debt
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Investment in interest-earning time deposits
Loans held for sale	62,396	9,205
Loans receivable, net
Deposits
FHLB long-term borrowings
FRB long-term borrowings
Subordinated debt
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Investment in interest-earning time deposits	10,536	10,536
Loans held for sale
Loans receivable, net	363,527	250,550
Deposits	202,695	187,515
FHLB long-term borrowings	28,284	26,292
FRB long-term borrowings	48,126
Subordinated debt	$ 8,283	$ 8,146